LIQUIDITY AND GOING CONCERN CONSIDERATIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 1,287,485	$ 2,595,754	$ 2,683,704	$ 3,388,763	$ 5,340,354	$ 4,670,255
Accumulated deficit	29,622,919		29,622,919		$ 26,917,036	$ 8,099,627
Working capital	$ 1,800,000		$ 1,800,000